Offerings	Oct. 28, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.0087%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.0087%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.0087%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.0087%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0087%
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 183,362,779.80
Fee Rate	0.0087%
Amount of Registration Fee	$ 15,952.56
Offering Note	(1) The securities registered consists of up to $300,000,000 of an indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) debt securities, (d) warrants to purchase common stock, preferred stock or debt securities of the registrant, (e) subscription rights to purchase common stock, preferred stock, debt securities, warrants or units consisting of some or all of these securities of the registrant, (f) purchase contracts, and (g) units consisting of some or all of these securities, as may be sold from time to time by the registrant. There are also being registered hereunder an indeterminate number of shares of common stock and preferred stock as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. (2) Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any share splits, share dividends or similar transactions. (3) The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities, or that are issued in units. (4) Consisting of some or all of the securities listed above, in any combination, including common stock, preferred stock, debt securities, warrants, purchase contracts and subscription rights.
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-283781
Carry Forward Initial Effective Date	Dec. 19, 2024
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-283781
Carry Forward Initial Effective Date	Dec. 19, 2024
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-283781
Carry Forward Initial Effective Date	Dec. 19, 2024
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-283781
Carry Forward Initial Effective Date	Dec. 19, 2024
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-283781
Carry Forward Initial Effective Date	Dec. 19, 2024
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Purchase Contracts
Carry Forward Form Type	S-3
Carry Forward File Number	333-283781
Carry Forward Initial Effective Date	Dec. 19, 2024
Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-283781
Carry Forward Initial Effective Date	Dec. 19, 2024
Offering: 16
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 116,637,220.20
Carry Forward Form Type	S-3
Carry Forward File Number	333-283781
Carry Forward Initial Effective Date	Dec. 19, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 17,857.15
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement (this "Registration Statement") include unsold securities previously registered by the registrant on the registrant's registration statement on Form S-3 (File No. 333-283781), initially filed by the registrant with the Securities and Exchange Commission on December 13, 2024 and declared effective on December 19, 2024 (the "Prior Registration Statement"), registering an aggregate of $300,000,000.00 of an indeterminate number of securities to be offered by the registrant from time to time. On March 24, 2025, the registrant initiated an At-The-Market program for its common stock having an aggregate gross sales price of up to $75,000,000.00 (the "ATM Program"). To date, the registrant has sold shares of common stock having an aggregate gross sales price of $39,612,779.80 under the ATM Program. $116,637,220.20 of the securities registered on the Prior Registration Statement remain unsold (including any shares unsold pursuant to the ATM Program) (the "Unsold Securities") The registrant previously paid an aggregate registration fee of $17,857.15 relating to the Unsold Securities. The registrant has determined to include in this Registration Statement all of the Unsold Securities. Pursuant to Rule 415(a)(6), the registration fee of $17,857.15 associated with the offering of the Unsold Securities (calculated at the fee rate in effect on the filing date of the Prior Registration Statement) is hereby carried forward and to be applied to the Unsold Securities registered hereunder and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this Registration Statement. Accordingly, a registration fee of $15,952.56 is due to be paid at this time for the registration of the securities offered hereby. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated number of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the amount of new securities to be registered on this Registration Statement. Concurrently with the effectiveness of this Registration Statement, any offering of unsold securities pursuant to the Prior Registration Statement is hereby terminated.